BUSINESS SEGMENTS - Revenues (Details) - USD ($) $ in Millions	3 Months Ended							4 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 09, 2016	Jun. 17, 2016	Mar. 25, 2016	Dec. 30, 2016	Dec. 31, 2017	Dec. 30, 2016	Jan. 01, 2016
Segment Reporting, Revenue Reconciling Item [Line Items]
TOTAL REVENUES	$ 562	$ 530	$ 563	$ 528	$ 484	$ 452	$ 442	$ 622	$ 2,183	$ 2,000	$ 2,067
North America
Segment Reporting, Revenue Reconciling Item [Line Items]
TOTAL REVENUES									2,000	1,812	1,848
Asia Pacific
Segment Reporting, Revenue Reconciling Item [Line Items]
TOTAL REVENUES									67	74	93
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
TOTAL REVENUES									116	114	126
Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
TOTAL REVENUES									2,183	2,000	2,067
Operating Segments | North America
Segment Reporting, Revenue Reconciling Item [Line Items]
TOTAL REVENUES									2,000	1,812	1,848
Operating Segments | Asia Pacific
Segment Reporting, Revenue Reconciling Item [Line Items]
TOTAL REVENUES									67	74	93
Operating Segments | Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
TOTAL REVENUES									116	114	126
Corporate and other
Segment Reporting, Revenue Reconciling Item [Line Items]
TOTAL REVENUES									$ 0	$ 0	$ 0